Other information about investments - Subsidiaries - Global Gas & LNG Portfolio (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 TND (د.ت)	Dec. 31, 2020 EUR (€)
Subsidiaries
Share capital	€ 4,005,000,000		€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital	€ 4,005,358,876		€ 4,005,358,876
Global Gas & LNG Portfolio | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni Corridor Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 50,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Eni Gas Transport Services Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 120,000
Consolidation or valuation method	Co.
Global Gas & LNG Portfolio | Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Global Energy Markets SpA
Registered office	Rome
Country of operation	Italy
Share capital	€ 41,233,720
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Italy | Subsidiaries Three [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	LNG Shipping SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 240,900,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Italy | Subsidiaries Four [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	Trans Tunisian Pipeline Co SpA
Registered office	San Donato Milanese (MI)
Country of operation	Tunisia
Share capital	€ 1,098,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Italy | Subsidiaries Five [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Six [Member]
Subsidiaries
Company name	Eni España Comercializadora De Gas SAU
Registered office	Madrid (Spain)
Country of operation	Spain
Share capital	€ 2,340,240
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Six [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Seven [Member]
Subsidiaries
Company name	Eni G&P Trading BV
Registered office	Amsterdam (Netherlands)
Country of operation	Turkey
Share capital	€ 70,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Seven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Eight [Member]
Subsidiaries
Company name	Eni Gas Liquefaction BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital	€ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	Société de Service du Gazoduc Transtunisien SA - Sergaz SA
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت		د.ت 99,000
% Equity ratio	66.67%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Nine [Member] | Eni International BV
Subsidiaries
% Ownership	66.67%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Nine [Member] | Third parties
Subsidiaries
% Ownership	33.33%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Société pour la Construction du Gazoduc Transtunisien SA - Scogat SA
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت		د.ت 200,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Ten [Member] | ENI SpA
Subsidiaries
% Ownership	0.05%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Ten [Member] | Eni International BV
Subsidiaries
% Ownership	99.85%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Ten [Member] | LNG Shipping SpA
Subsidiaries
% Ownership	0.05%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Ten [Member] | Trans Tunis P Co SpA
Subsidiaries
% Ownership	0.05%